Cash flow hedging reserve (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves and Other Equity Interest [Abstract]
Movement in cash flow hedging reserve
The table below shows the movement in the cash flow hedging reserve and cost of hedging reserve during the year, including the gains or losses arising on the revaluation of hedging instruments during the year and the amount reclassified from Other Comprehensive Income ("OCI") to the Consolidated Statement of Profit or Loss in the year.

	Cross currency and interest rate swaps	Forward currency contracts	Total Cash flow hedge reserve	Cost of Hedging reserve	Total Other reserves
	€m	€m	€m	€m	€m
Balance as of December 31, 2022	12.1	6.9	19.0	0.8	19.8
Change in fair value of hedging instrument recognized in OCI for the year	(30.3)	(22.5)	(52.8)	1.9	(50.9)
Transferred to the carrying value of inventory	—	(4.2)	(4.2)	—	(4.2)
Reclassified from OCI to net finance costs	(8.7)	—	(8.7)	0.9	(7.8)
Deferred tax	10.3	8.9	19.2	(0.7)	18.5
Balance as of December 31, 2023	(16.6)	(10.9)	(27.5)	2.9	(24.6)
Change in fair value of hedging instrument recognized in OCI for the year	56.5	7.4	63.9	2.6	66.5
Transferred to the carrying value of inventory	—	9.4	9.4	—	9.4
Reclassified from OCI to net finance costs	(61.2)	—	(61.2)	0.2	(61.0)
Deferred tax	0.7	(5.2)	(4.5)	(0.7)	(5.2)
Balance as of December 31, 2024	(20.6)	0.7	(19.9)	5.0	(14.9)
Change in fair value of hedging instrument recognized in OCI for the year	(63.8)	(25.2)	(89.0)	(0.7)	(89.7)
Transferred to the carrying value of inventory	—	10.8	10.8	—	10.8
Reclassified from OCI to net finance costs	80.0	—	80.0	(0.7)	79.3
Deferred tax	(4.1)	5.4	1.3	0.3	1.6
Balance as of December 31, 2025	(8.5)	(8.3)	(16.8)	3.9	(12.9)